Equity-Based Compensation (Disclosure Of Share-Based Compensation Arrangements By Share-Based Payment Award) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Units	27,210		67,350	67,140	52,020
Outstanding, Grant Date Weighted Average Price Per Unit	$ 35.69		$ 15.42	$ 15.18	$ 34.23
Outstanding, Measurement Date Price Per Unit	47.47
Granted, Units	10,580		16,630	52,450
Granted, Grant Date Weighted Average Price Per Unit	$ 41.80		$ 31.80	$ 10.05
Vested, Units	(50,720)	[1]	(14,215)	(37,330)
Vested, Grant Date Weighted Average Price Per Unit	$ 10.05	[1]	$ 33.44	$ 34.51
Forfeited, Units			(2,205)
Forfeited, Grant Date Weighted Average Price Per Unit			$ 15.61
Expected to vest	19,047	[2]
Expected To Vest, Grant Date Weighted Average Price Per Unit	$ 35.69	[2]
Expected To Vest, Measurement Date Price Per Unit	$ 47.47	[2]
Percentage of Units Vested	199.00%
Performance estimate for units granted			100.00%
Estimated Forfeiture Rate	30.00%		30.00%
Expected forfeiture rate used to calculate restricted phantom units which expected to vest	30.00%		30.00%
Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Units					13,698
Outstanding, Grant Date Weighted Average Price Per Unit					$ 24.05
Outstanding, Measurement Date Price Per Unit
Granted, Units	4,000		5,200	16,000
Granted, Grant Date Weighted Average Price Per Unit	$ 41.80		$ 24.05	$ 10.05
Vested, Units	(4,000)		(5,200)	(29,698)
Vested, Grant Date Weighted Average Price Per Unit	$ 41.80		$ 31.80	$ 16.51
Restricted Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Units	19,330		67,350	67,140	14,690
Outstanding, Grant Date Weighted Average Price Per Unit	$ 37.27		$ 15.42	$ 15.18	$ 33.52
Outstanding, Measurement Date Price Per Unit	47.47
Granted, Units	10,580		16,630	52,450
Granted, Grant Date Weighted Average Price Per Unit	$ 41.80		$ 31.80	$ 10.05
Vested, Units	(58,600)		(14,215)
Vested, Grant Date Weighted Average Price Per Unit	$ 12.97		$ 33.44
Forfeited, Units			(2,205)
Forfeited, Grant Date Weighted Average Price Per Unit			$ 15.61
Expected to vest	14,340
Expected To Vest, Grant Date Weighted Average Price Per Unit	$ 37.53
Expected To Vest, Measurement Date Price Per Unit	$ 47.47
Estimated Forfeiture Rate	22.00%		30.00%	21.00%
Expected forfeiture rate used to calculate restricted phantom units which expected to vest	22.00%		30.00%	21.00%

[1]	The units vested at 199%.
[2]	Based on our December 31, 2011 estimated achievement of specified performance targets, the performance estimate for units granted in 2011 is 100%, and for units granted in 2010 is 100%. The estimated forfeiture rate for units granted in 2011 is 30% and for units granted in 2010 is 30%.